SHARE CAPITAL (Details Textual)	1 Months Ended											3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Feb. 29, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	May 27, 2015 USD ($) $ / shares shares	Apr. 21, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 27, 2015 USD ($) $ / shares shares	Feb. 26, 2015 USD ($) $ / shares $ / Unit shares	Feb. 25, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	May 30, 2014 USD ($) shares	Apr. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares shares
Stock Issued During Period, Value, Stock Options Exercised																				$ 228,875
Stock Issued During Period, Value, Issued for Services													$ 70,800			$ 59,500	$ 169,700		$ 98,900
Share-based Compensation												$ 204,842	$ 158,244	$ 26,724	$ 371,637	$ 424,090		$ 1,324,282		112,573	$ 1,495,837	$ 1,709,230	$ 484,210
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Class of Warrant or Right, Outstanding | shares					10,823,450							17,638,243	17,900,288		10,823,450	17,638,243	17,900,288		18,049,075		17,900,288	18,049,075	10,823,450
Fair Value Adjustment of Warrants												$ (2,130,106)	$ (870,913)	$ (3,496,070)	$ 6,387,473	$ (1,739,047)		$ (4,413,819)	$ (7,419,643)	$ 0	$ (7,742,555)	$ (484,124)	$ 6,387,473
Reclassification Of Warrants Liability To Additional Paid In Capital	$ 60,966
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants | shares	45,508
Number Of Warrants Exercised | shares	148,787															(262,045)
Service Agreements [Member]
Stock Issued During Period, Shares, Issued for Services | shares													53,223									20,000
Stock Issued During Period, Value, Issued for Services													$ 98,900									$ 31,000
Investor Relation And Consultine Services [Member]
Stock Issued During Period, Shares, Issued for Services | shares													64,248
Stock Issued During Period, Value, Issued for Services													$ 75,600
Warrant Agreement [Member]
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants | shares	45,508
Number Of Warrants Exercised | shares	148,787
Unsecured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares										436,908
Debt Conversion, Converted Instrument, Amount										$ 115,223
Investor [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 0.23
Exchangable Shares [Member]
Stock Issued During Period, Shares, Other | shares											10,792,335
Shares Issued, Price Per Share | $ / shares											$ 0.24
Proceeds from Issuance of Private Placement											$ 2,616,062
Payments of Stock Issuance Costs											$ 11,609
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares									1,310,734
Stock Issued During Period, Value, Stock Options Exercised									$ 228,875
Stock Transferred To Lenders | shares								314,560
Stock Reimbursed To Officers | shares								320,000
Stock Issued During Period, Shares, Issued for Services | shares								262,904								70,000
Stock Issued During Period, Value, Issued for Services								$ 241,185								$ 59,500
Share-based Compensation								$ 210,323								$ 43,562
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.80				$ 0.80
Stock Issued During Period, Shares, Acquisitions | shares							50,000,000
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants | shares																51,249
Number Of Warrants Exercised | shares																262,045
First Closing [Member]
Payments of Stock Issuance Costs							$ 848,822
Stock Units Issued During Period | shares							7,735,750
Proceeds From Issuance of Stock Units							$ 6,188,600
Stock Units Issued During Period, Purchase Price Per Unit | $ / Unit							0.80
Warrants Exercisable Period							4 years
Bridge Loan							$ 500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.40
Class of Warrant or Right, Outstanding | shares							773,575
Stock Issued During Period, Shares, Acquisitions | shares							50,000,000
Business Acquisition, Percentage of Voting Interests Acquired							0.00%
Warrants Exercisable Price Per Warrants | $ / shares							$ 0.80
Net proceeds after share issue costs and warrant liability set-up							$ 4,789,404
First Closing [Member] | Investor [Member]
Stock Issued During Period, Shares, Acquisitions | shares							7,735,750
First Closing [Member] | Drywave Stockholders [Member]
Stock Issued During Period, Shares, Acquisitions | shares							6,000,063
Second Closing [Member]
Payments of Stock Issuance Costs						$ 141,100
Stock Units Issued During Period | shares						1,212,500
Proceeds From Issuance of Stock Units						$ 970,000
Stock Units Description						Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years
Warrants Exercisable Period						4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.40
Class of Warrant or Right, Outstanding | shares						121,250
Fair Value Adjustment of Warrants						$ 207,425
Warrants Exercisable Price Per Warrants | $ / shares						$ 0.80
Third Closing [Member]
Payments of Stock Issuance Costs					$ 97,099
Stock Units Issued During Period | shares					891,250
Proceeds From Issuance of Stock Units					$ 713,000
Stock Units Description					Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period					4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.40										$ 1.40								$ 1.40
Class of Warrant or Right, Outstanding | shares					89,125										89,125								89,125
Fair Value Adjustment of Warrants					$ 143,389
Warrants Exercisable Price Per Warrants | $ / shares					$ 0.80										$ 0.80								$ 0.80
Convertible Secured Promissory Note [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares									575,234
Debt Conversion, Converted Instrument, Amount									$ 124,523
Fourth Closing [Member]
Payments of Stock Issuance Costs				$ 338,960
Stock Units Issued During Period | shares				3,115,000
Proceeds From Issuance of Stock Units				$ 2,492,000
Stock Units Description				Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period				4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.40
Class of Warrant or Right, Outstanding | shares				311,500
Fair Value Adjustment of Warrants				$ 435,682
Warrants Exercisable Price Per Warrants | $ / shares				$ 0.80
Fifth Closing [Member]
Payments of Stock Issuance Costs			$ 147,566
Stock Units Issued During Period | shares			1,418,750
Proceeds From Issuance of Stock Units			$ 1,135,000
Stock Units Description			Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period			4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.40
Class of Warrant or Right, Outstanding | shares			141,875			141,875
Fair Value Adjustment of Warrants			$ 37,739
Warrants Exercisable Price Per Warrants | $ / shares			$ 0.80			$ 0.80
Sixth Closing [Member]
Payments of Stock Issuance Costs		$ 211,656
Stock Units Issued During Period | shares		2,035,000
Proceeds From Issuance of Stock Units		$ 1,628,000
Stock Units Description		Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.							Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period		4 years							4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.40
Class of Warrant or Right, Outstanding | shares		203,500
Fair Value Adjustment of Warrants		$ 74,625
Warrants Exercisable Price Per Warrants | $ / shares		$ 0.80